Segment information	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Segment information
9.	Segment information

Results of operating segments are reviewed by the Company’s chief operating decision maker to make decisions about resources to be allocated to the segments and assess their performance.

The Company conducts its business in two principal operating segments: the development project in Europe (Timok Project, plus other assets) and the mining operations in Africa (BMSC). For segmented reporting purposes, the Company’s reportable operating segments are comprised of Europe, Africa, and all other business activities and operating segments that are not reportable (North America).

The principal products of the Company’s mining operations in Africa are zinc and copper concentrates, containing by-products of gold and silver. Cash and cash equivalents of $116,960 are located outside of Africa at June 30, 2018 (December 31, 2017 – $116,099). Information related to the reportable operating segments is as follows:

Total Assets	June 30, 2018	December 31, 2017
Europe	$530,204	$501,700
Africa	459,974	472,411
North America	83,824	112,241
Total	$1,074,002	$1,086,352
Total liabilities	June 30, 2018	December 31, 2017
Europe	$3,283	$6,244
Africa	127,151	117,394
North America	11,054	9,573
Total	$141,488	$133,211

	Revenues		Cost of sales		Net income (loss) attributable to Nevsun shareholders
	Three months ended June 30,
	2018	2017	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Europe	$-	$-	$-	$-	$(1,570)	$(12,237)
Africa	76,410	66,091	79,016	61,252	162	(39,500)
North America	-	-	-	-	(7,959)	(6,126)
Total	$76,410	$66,091	$79,016	$61,252	$(9,367)	$(57,863)

	Revenues		Cost of sales		Net income (loss) attributable to Nevsun shareholders
	Six months ended June 30,
	2018	2017	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Europe	$-	$-	$-	$-	$(7,156)	$(22,975)
Africa	183,156	137,738	162,378	121,051	7,684	(35,836)
North America	-	-	-	-	(14,397)	(10,626)
Total	$183,156	$137,738	$162,378	$121,051	$(13,869)	$(69,437)